Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO #1(1)	Compensation Actually Paid to PEO #1(2)	Summary Compensation Table Total for PEO #2(1)	Compensation Actually Paid to PEO #2(2)	Summary Compensation Table Total for PEO #3(1)	Compensation Actually Paid to PEO #3(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss)(5)
2025	$419,931	$575,884	$80,513	$79,705	$0	$0	$141,053	$153,053	$1	($12,780)
2024	$0	$0	$358,429	$281,757	$1,242,280	$834,845	$173,551	$116,108	$1	($13,094)
2023	$0	$0	$0	$0	$1,035,590	$2,652,407	$461,827	$318,888	$4	($16,990)

(1)	Michael Buhle, our CEO is Principal Executive Officer (“PEO” ) #1 and is our PEO beginning January 28, 2025. Sandra Milligan, our former President and CEO is PEO #2 and was our PEO 2024-2025. Nicole

Sandford, our former President and CEO is PEO #3 and was our PEO for 2022-2024. Compensation for our PEOs reflects the amounts of total compensation reported in the “Total column of the “Summary Compensation Table” for Michael Buhle, Sandra Milligan and Nicole Sandford for the years shown in the table.

(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to the NEOs’ total compensation to determine the compensation actually paid.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Buhle’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #1	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2025	$419,931	$(45,412)	$201,365	$575,884

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$194,101	$-	$7,264	$-	$201,365

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Milligan’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #2	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2025	$80,513	$-	$(808)	$79,705
2024	$358,429	$(89,503)	$12,831	$281,757

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$-	$-	$-	$-	$(808)	$(808)
2024	$808	$-	$12,023	$-	$-	$12,831

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sandford’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #3	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2024	$1,242,280	$(247,520)	$(159,915)	$834,845
2023	$1,035,590	$(392,074)	$2,008,891	$2,652,407

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$-	$-	$8,397	$(168,312)	$(159,915)
2023	$2,011,208	$(4,379)	$2,165	$(103)	$2,008,891

(3)

Average total compensation for non-PEO NEOs is based on the compensation of (i) in 2025, Brian Hungerford; (ii) in 2024, Torsten Hombeck, Minh Merchant, Valerie Palmieri and John Kallassy and (iii) in 2023, Torsten Hombeck, Minh Merchant, and Ryan Phan.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to non-PEO NEOs
2025	$141,053	$(38,300)	$50,300	$153,053
2024	$173,551	$(52,525)	$(4,918)	$116,108
2023	$461,827	$(158,271)	$15,332	$318,888

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$50,300	$-	$-	$-	$-	$50,300
2024	$209	$-	$6,684	$7,183	$(18,994)	$(4,918)
2023	$23,545	$(2,897)	$7,084	$(1,326)	$(11,074)	$15,332

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)

Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2022, and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)

Reflects “Net Income (Loss)” as reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2025, December 31, 2024 and December 31, 2023.

Named Executive Officers, Footnote

(1)	Michael Buhle, our CEO is Principal Executive Officer (“PEO” ) #1 and is our PEO beginning January 28, 2025. Sandra Milligan, our former President and CEO is PEO #2 and was our PEO 2024-2025. Nicole

Sandford, our former President and CEO is PEO #3 and was our PEO for 2022-2024. Compensation for our PEOs reflects the amounts of total compensation reported in the “Total column of the “Summary Compensation Table” for Michael Buhle, Sandra Milligan and Nicole Sandford for the years shown in the table.

(3)

Average total compensation for non-PEO NEOs is based on the compensation of (i) in 2025, Brian Hungerford; (ii) in 2024, Torsten Hombeck, Minh Merchant, Valerie Palmieri and John Kallassy and (iii) in 2023, Torsten Hombeck, Minh Merchant, and Ryan Phan.

Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to the NEOs’ total compensation to determine the compensation actually paid.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Buhle’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #1	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2025	$419,931	$(45,412)	$201,365	$575,884

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$194,101	$-	$7,264	$-	$201,365

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Milligan’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #2	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2025	$80,513	$-	$(808)	$79,705
2024	$358,429	$(89,503)	$12,831	$281,757

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$-	$-	$-	$-	$(808)	$(808)
2024	$808	$-	$12,023	$-	$-	$12,831

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sandford’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #3	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2024	$1,242,280	$(247,520)	$(159,915)	$834,845
2023	$1,035,590	$(392,074)	$2,008,891	$2,652,407

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$-	$-	$8,397	$(168,312)	$(159,915)
2023	$2,011,208	$(4,379)	$2,165	$(103)	$2,008,891

Non-PEO NEO Average Total Compensation Amount			$ 141,053	$ 173,551	$ 461,827
Non-PEO NEO Average Compensation Actually Paid Amount			$ 153,053	116,108	318,888
Adjustment to Non-PEO NEO Compensation Footnote

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to non-PEO NEOs
2025	$141,053	$(38,300)	$50,300	$153,053
2024	$173,551	$(52,525)	$(4,918)	$116,108
2023	$461,827	$(158,271)	$15,332	$318,888

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$50,300	$-	$-	$-	$-	$50,300
2024	$209	$-	$6,684	$7,183	$(18,994)	$(4,918)
2023	$23,545	$(2,897)	$7,084	$(1,326)	$(11,074)	$15,332

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

From 2024 to 2025, our TSR remained flat, while the CAP for our non-PEO NEOs increased. With respect to Mr. Buhle and Mr. Hungerford, there is no relationship between our TSR from 2024 to 2025 and their CAP as neither was our PEO nor an NEO during 2024. With respect to Dr. Milligan, there is no relationship between our TSR from 2024 to 2025 and her CAP, as she terminated in 2025. With respect to Ms. Sandford, there is no relationship between our TSR from 2024 to 2025 and her CAP, as she terminated in 2024 and was not our PEO or an NEO during 2025.

From 2023 to 2024, our TSR decreased and the CAP for Ms. Sandford and our non-PEO Named Executive Officers increased. With respect to Dr. Milligan, there is no relationship between our TSR from 2023 to 2024 and her CAP as she was not our PEO or an NEO during 2023.

Compensation Actually Paid vs. Net Income

CAP and Net Income (Loss)

With respect to net income, we have not reached the stage of profitability. Consequently, our company does not consider net loss as a performance measure for our executive compensation program. From 2023 to 2024, and from 2024 to 2025, our net loss decreased from the prior year, which was primarily due to increases in revenue and decreases in operating expenses.

In 2024 and 2025, our net loss decreased slightly, and the CAP for our non-PEO NEOs increased. With respect to Mr. Buhle and Mr. Hungerford, there is no relationship between our net loss from 2024 to 2025 and their CAP as neither was our PEO nor an NEO during 2024. With respect to Dr. Milligan, there is no relationship between our net loss from 2024 to 2025 and her CAP, as she terminated in 2025. With respect to Ms. Sandford, there is no relationship between our net loss from 2024 to 2025 and her CAP, as she terminated in 2024 and was not our PEO or an NEO during 2025.

In 2023 and 2024, our net loss decreased slightly, but the CAP for Ms. Sandford and our non-PEO NEOs also decreased between 2023 and 2024. With respect to Dr. Milligan, there is no relationship between our net loss from 2023 to 2024 and her CAP as she was not our PEO or an NEO during 2023.

Total Shareholder Return Amount			$ 1	1	4
Net Income (Loss)			(12,780)	(13,094)	(16,990)
PEO Name	Sandra Milligan	Michael Buhle
Michael Buhle
Pay vs Performance Disclosure
PEO Total Compensation Amount			419,931	0	0
PEO Actually Paid Compensation Amount			575,884	0	0
Sandra Milligan
Pay vs Performance Disclosure
PEO Total Compensation Amount			80,513	358,429	0
PEO Actually Paid Compensation Amount			79,705	281,757	0
Nicole Sandford
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	1,242,280	1,035,590
PEO Actually Paid Compensation Amount			0	834,845	2,652,407
PEO | Michael Buhle | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,412)
PEO | Michael Buhle | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			201,365
PEO | Michael Buhle | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			194,101
PEO | Michael Buhle | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,264
PEO | Sandra Milligan | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(89,503)
PEO | Sandra Milligan | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(808)	12,831
PEO | Sandra Milligan | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				808
PEO | Sandra Milligan | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,023
PEO | Sandra Milligan | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(808)
PEO | Nicole Sandford | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(247,520)	(392,074)
PEO | Nicole Sandford | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(159,915)	2,008,891
PEO | Nicole Sandford | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,011,208
PEO | Nicole Sandford | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,379)
PEO | Nicole Sandford | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,397	2,165
PEO | Nicole Sandford | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(168,312)	(103)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(38,300)	(52,525)	(158,271)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,300	(4,918)	15,332
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 50,300	209	23,545
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,897)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,684	7,084
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,183	(1,326)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (18,994)	$ (11,074)